THE RIVERFRONT FUNDS
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                     April 30,2001




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: THE RIVERFRONT FUNDS (the "Trust")
         1933 Act File No. 33-34154
         1940 Act File No. 811- 6082

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated April 30, 2001, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 31 on April 27, 2001.


     If you have any questions regarding this  certification,  please call me at
(412) 288-1484.

                                          Very truly yours,



                                          /s/ Timothy S. Johnson
                                          Timothy S. Johnson
                                          Assistant Secretary